Label	Element	Value
SIMT Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the performance information of the Small Cap Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT Small Cap Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Change in Performance Information for the Small Cap Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the "Performance Information" section of the Fund Summary for the Small Cap Fund, the information regarding the Small Cap Fund's worst quarter of performance history is hereby deleted and replaced with the following:

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Worst Quarter: -23.12% (09/30/11)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes in the performance information of the Small Cap Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE